Business combinations - Additional Information (Detail) - USD ($)				12 Months Ended
	Nov. 30, 2022	Jul. 01, 2022	Dec. 01, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Consideration payable on acquisition				$ 33,414,000	$ 27,812,000
Equity portion of consideration, percentage				50.00%
Cash consideration paid				$ 18,931,000
Cash and cash equivalents				636,000
Add: Goodwill				4,794,000
VBI
Disclosure of detailed information about business combination [line items]
Voting equity interests acquired (in percent)		50.00%
Consideration payable on acquisition		$ 8,355,000		$ 8,400,000
Equity portion of consideration, percentage		50.00%		50.00%
Revenue of acquiree since acquisition date		$ 5,400,000
Net income since acquisition		2,900,000
Revenue of combined entity as if combination occurred at beginning of period		14,700,000
Profit (loss) of combined entity as if combination occurred at beginning of period		8,400,000
Acquisition-related costs				$ 200,000
Cash consideration paid		10,815,000
Consideration payable (b)		10,859,000
Consideration transferred, acquisition-date fair value		29,202,000
Cash and cash equivalents		600,000
Accounts receivable		2,462,000
Working Capital		2,587,000
Intangible assets: non-contractual customer relationships		23,246,000
Intangible assets: brands		3,617,000
Property and equipment		539,000
Net identifiable assets acquired		27,457,000
Add: Goodwill		15,474,000
Net assets acquired		$ 29,202,000
VBI | Forecast
Disclosure of detailed information about business combination [line items]
Voting equity interests acquired (in percent)						100.00%
Igah
Disclosure of detailed information about business combination [line items]
Voting equity interests acquired (in percent)	100.00%
Consideration payable on acquisition	$ 0
Revenue of acquiree since acquisition date	0
Net income since acquisition	0
Revenue of combined entity as if combination occurred at beginning of period	0
Profit (loss) of combined entity as if combination occurred at beginning of period	0
Acquisition-related costs				$ 100,000
Cash consideration paid	8,116,000
Consideration payable (b)	4,771,000
Consideration transferred, acquisition-date fair value	20,771,000
Cash and cash equivalents	36,000
Accounts receivable	0
Working Capital	(64,000)
Intangible assets: non-contractual customer relationships	2,120,000
Intangible assets: brands	0
Property and equipment	0
Net identifiable assets acquired	2,220,000
Add: Goodwill	18,551,000
Net assets acquired	$ 20,771,000
Igah Ventures
Disclosure of detailed information about business combination [line items]
Voting equity interests acquired (in percent)	100.00%
Igah IV
Disclosure of detailed information about business combination [line items]
Voting equity interests acquired (in percent)	13.20%
Equity portion of consideration, percentage				65.00%
Igah Carry Holding Ltd
Disclosure of detailed information about business combination [line items]
Voting equity interests acquired (in percent)	100.00%
MAM I and MAM II
Disclosure of detailed information about business combination [line items]
Voting equity interests acquired (in percent)			100.00%
Acquisition-related costs			$ 8,600,000
Consideration transferred, acquisition-date fair value			333,600,000
Portion of consideration paid (received) consisting of cash and cash equivalents			148,800,000
Cash consideration payable			16,400,000
Share issued			$ 184,800,000
Share consideration payable (in shares)			11,045,430
Goodwill purchase accounting adjustments					$ (300,000)
Moneda
Disclosure of detailed information about business combination [line items]
Consideration payable on acquisition			$ 25,491,000	$ 25,500,000
Cash consideration paid			132,331,000
Consideration payable (b)			16,437,000
Consideration transferred, acquisition-date fair value			359,048,000
Cash and cash equivalents			9,564,000
Accounts receivable			14,852,000
Working Capital			(27,137,000)
Intangible assets: non-contractual customer relationships			85,954,000
Intangible assets: brands			15,598,000
Property and equipment			6,769,000
Net identifiable assets acquired			1,698,000
Other assets and other liabilities			7,718,000
Net identifiable assets acquired			115,016,000
Add: Goodwill			244,032,000
Net assets acquired			359,048,000
Share issued			$ 184,789,000